Financial Instruments and Related Disclosures - Summary of Detailed Information of Interest Rate Swap Contracts Outstanding and Related Hedged Items (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Acquisition	Dec. 31, 2020 GBP (£) Acquisition
Disclosure of detailed information about hedged items [line items]
Notional principal value £m	750,000,000
Interest rate swap contract [member] | Variable rate borrowings [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value for recognising hedge ineffectiveness £m		£ (3)
Balance in cash flow hedge reserve for continuing hedges		£ 1
Interest rate swap contract [member] | Pre-hedging of long-term interest rates [member]
Disclosure of detailed information about hedged items [line items]
Change in value used for calculating hedge ineffectiveness	£ (11)
Balance in cash flow hedge reserve for continuing hedges	£ (8)
Interest rate swap contract [member] | Not later than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %		0.17%
Notional principal value £m		1,449,000,000
Change in fair value for recognising hedge ineffectiveness £m		£ 3
Fair value assets/ (liabilities) £m		£ (19)
Interest rate swap contract [member] | Between 1 and 2 years [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %		0.00%
Notional principal value £m | Acquisition		0
Change in fair value for recognising hedge ineffectiveness £m		£ 0
Fair value assets/ (liabilities) £m		£ 0
Interest rate swap contract [member] | More than Five Years Not Later Than Ten Years [Member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	1.1038%
Notional principal value £m | Acquisition	668
Change in fair value for recognising hedge ineffectiveness £m	£ 4
Fair value assets/ (liabilities) £m	£ 4
Interest rate swap contract [member] | More than Ten Years Not Later Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	1.3385%
Notional principal value £m | Acquisition	935
Change in fair value for recognising hedge ineffectiveness £m	£ 3
Fair value assets/ (liabilities) £m	£ 3
Interest rate swap contract [member] | More Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	1.4515%
Notional principal value £m | Acquisition	393
Change in fair value for recognising hedge ineffectiveness £m	£ 4
Fair value assets/ (liabilities) £m	£ 4